Summary of Reserve for Claim Losses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Insurance [Abstract]
Summary of Reserve for Claim Losses
A summary of the reserve for claim losses follows:

	Three months ended March 31,
	2018	2017
	(Dollars in millions)
Beginning balance	$1,490	$1,487
Change in reinsurance recoverable	—	(4)
Claim loss provision related to:
Current year	47	51
Prior years	—	1
Total title claim loss provision	47	52
Claims paid, net of recoupments related to:
Current year	(1)	(1)
Prior years	(50)	(50)
Total title claims paid, net of recoupments	(51)	(51)
Ending balance of claim loss reserve for title insurance	$1,486	$1,484
Provision for title insurance claim losses as a percentage of title insurance premiums	4.5%	5.0%

A summary of the reserve for claim losses follows:

	Year Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Beginning balance	$1,487	$1,583	$1,621
Change in reinsurance recoverable	(4)	(8)	1
Claim loss provision related to:
Current year	219	236	224
Prior years	19	(79)	22
Total title claim loss provision	238	157	246
Claims paid, net of recoupments related to:
Current year	(8)	(10)	(7)
Prior years	(223)	(235)	(278)
Total title claims paid, net of recoupments	(231)	(245)	(285)
Ending balance of claim loss reserve for title insurance	$1,490	$1,487	$1,583
Provision for title insurance claim losses as a percentage of title insurance premiums	4.9%	3.3%	5.7%